Share Capital and Reserves	12 Months Ended
Dec. 31, 2018
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Share Capital and Reserves

31. Share Capital and Reserves

Equity share capital	2018		2017
	Ordinary Shares of €0.32 each (i)	Income Shares of €0.02 each (ii)	Ordinary Shares of €0.32 each (i)	Income Shares of €0.02 each (ii)
Authorised
At 1 January and 31 December (€m)	400	25	400	25

Number of Shares at 1 January and 31 December (millions)	1,250	1,250	1,250	1,250

Allotted, called-up and fully paid
At 1 January (€m)	271	15	269	15
Performance Share Plan Awards	1	-	1	-
Issue of scrip shares in lieu of cash dividends (iii)	-	-	1	-
At 31 December (€m)	272	15	271	15

The movement in the number of shares (expressed in millions) during the financial year was as follows:

At 1 January	839	839	833	833
Performance Share Plan Awards	2	2	2	2
Issue of scrip shares in lieu of cash dividends (iii)	2	2	3	3
Share options and share participation schemes	-	-	1	1
At 31 December	843	843	839	839

(i)	The Ordinary Shares represent 93.73% of the total issued share capital.

(ii)

The Income Shares, which represent 5.86% of the total issued share capital, were created on 29 August 1988 for the express purpose of giving shareholders the choice of receiving dividends on either their Ordinary Shares or on their Income Shares (by notice of election to the Company). The Income Shares carried a different tax credit to the Ordinary Shares. The creation of the Income Shares was achieved by the allotment of fully paid Income Shares to each shareholder equal to his/her holding of Ordinary Shares but the shareholder is not entitled to an Income Share certificate, as a certificate for Ordinary Shares is deemed to include an equal number of Income Shares and a shareholder may only sell, transfer or transmit Income Shares with an equivalent number of Ordinary Shares. Income Shares carry no voting rights. Due to changes in Irish tax legislation since the creation of the Income Shares, dividends on the Company’s shares no longer carry a tax credit. As elections made by shareholders to receive dividends on their holding of Income Shares were no longer relevant, the Articles of Association were amended on 8 May 2002 to cancel such elections.

(iii)	Issue of scrip shares in lieu of cash dividends:

	Number of shares			Price per share
	2018	2017	2016	2018	2017	2016
May 2018 - Final 2017 dividend (2017: Final 2016 dividend; 2016: Final 2015 dividend)	1,841,430	433,046	5,301,827	€27.47	€33.08	€24.69
September 2018 - Interim 2018 dividend* (2017: Interim 2017 dividend; 2016: Interim 2016 dividend)	-	2,130,496	1,243,042	-	€29.24	€29.41
Total	1,841,430	2,563,542	6,544,869

Share schemes

The aggregate number of shares which may be committed for issue in respect of any share option scheme, savings-related share option scheme, share participation scheme, performance share plan or any subsequent option scheme or share plan, may not exceed 10% of the issued ordinary share capital from time to time.

* The Interim 2018 dividend was paid wholly in cash.

Share option schemes

Details of share options granted under the Company’s Share Option Schemes and the terms attaching thereto are provided in note 9 to the financial statements. Under these schemes, options over a total of 796,944 Ordinary Shares were exercised during the financial year (2017: 1,589,335; 2016: 2,223,574).

	Number of shares
	2018	2017	2016
Options exercised during the year (satisfied by the issue of new shares)	496,661	1,589,335	2,209,638
Options exercised during the year (satisfied by the reissue of Treasury Shares)	300,283	-	13,936
Total	796,944	1,589,335	2,223,574

Share participation schemes

As at 31 December 2018, 8,025,732 (2017: 7,862,416) Ordinary Shares had been appropriated to participation schemes. In the financial year ended 31 December 2018, the appropriation of 163,316 shares was satisfied by the issue of 59,666 (2017: 133,004) new shares and the re-issue of 103,650 (2017: no shares) treasury shares. The Ordinary Shares appropriated pursuant to these schemes were issued at market value on the dates of appropriation. The shares issued pursuant to these schemes are excluded from the scope of IFRS 2 and are hence not factored into the expense computation and the associated disclosures in note 9.

Preference share capital	5% Cumulative Preference Shares of €1.27 each		7% ‘A’ Cumulative Preference Shares of €1.27 each
	Number of Shares ‘000s	€m	Number of Shares ‘000s	€m
Authorised
At 1 January 2018 and 31 December 2018	150	-	872	1

Allotted, called-up and fully paid
At 1 January 2018 and 31 December 2018	50	-	872	1

There was no movement in the number of cumulative preference shares in either the current or the prior year.

The holders of the 5% Cumulative Preference Shares are entitled to a fixed cumulative preference dividend at a rate of 5% per annum and priority in a winding-up to repayment of capital, but have no further right to participate in profits or assets and are not entitled to be present or vote at general meetings unless their dividend is in arrears. Dividends on the 5% Cumulative Preference Shares are payable half-yearly on 15 April and 15 October in each year. The 5% Cumulative Preference Shares represent 0.02% of the total issued share capital.

The holders of the 7% ‘A’ Cumulative Preference Shares are entitled to a fixed cumulative preference dividend at a rate of 7% per annum, and subject to the rights of the holders of the 5% Cumulative Preference Shares, priority in a winding-up to repayment of capital, but have no further right to participate in profits or assets and are not entitled to be present or vote at general meetings unless their dividend is in arrears or unless the business of the meeting includes certain matters, which are specified in the Articles of Association. Dividends on the 7% ‘A’ Cumulative Preference Shares are payable half-yearly on 5 April and 5 October in each year. The 7% ‘A’ Cumulative Preference Shares represent 0.39% of the total issued share capital.

Treasury Shares/own shares	2018 €m	2017 €m
At 1 January	(15)	(14)
New shares allotted to the Employee Benefit Trust (own shares)	(56)	(63)
Own shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	56	63
Shares acquired by CRH plc (Treasury Shares) (i) (ii)	(789)	-
Shares acquired by Employee Benefit Trust (own shares)	(3)	(3)
Treasury Shares/own shares reissued	15	2
At 31 December	(792)	(15)

Notes (i) to (ii) are set out below.

The movement in the number of Treasury Shares/own shares during the financial year was as follows:

	2018	2017
At 1 January	391,757	368,403
New shares allotted to the Employee Benefit Trust (own shares)	2,034,112	1,890,668
Own shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	(2,034,112)	(1,890,668)
Shares acquired by CRH plc (Treasury Shares) (i) (ii)	27,901,471	-
Shares acquired by Employee Benefit Trust (own shares)	108,377	96,783
Treasury Shares/own shares reissued (iii)	(557,678)	(73,429)
At 31 December	27,843,927	391,757

Split of Treasury/own shares (iv)
Treasury Shares	27,551,386	53,848
Own shares	292,541	337,909
	27,843,927	391,757

(i)

In April 2018, CRH announced its intention to introduce a share repurchase programme to repurchase Ordinary Shares (including Income Shares) of up to €1 billion (the ‘Programme’). CRH subsequently announced in May 2018 and August 2018 that it had entered into arrangements with UBS A.G., London Branch and, in November 2018 with Merril Lynch International, to repurchase Ordinary Shares on CRH’s behalf. At 31 December 2018 the total cost of shares repurchased under the programme was €789 million.

(ii)	On 2 January 2019, CRH commenced Phase 4 of the Programme through arrangements, for an additional €200 million, with UBS A.G., London Branch. This will complete the share buyback programme.

(iii)	These reissued Treasury Shares were previously purchased at an average price of €27.96 (2017: €15.89).

(iv)

As at the balance sheet date, the nominal value of the Treasury Shares and own shares was €9.4 million and €0.1 million respectively (2017: €nil million and €0.1 million respectively). Dividends have been waived by the Trustees of the own shares.

Reconciliation of shares issued to net proceeds	2018 €m	2017 €m	2016 €m
Shares issued at nominal amount:
- Performance Share Plan Awards	1	1	-
- scrip shares issued in lieu of cash dividends	-	1	2
- share options and share participation schemes	-	-	1
Premium on shares issued	117	180	216
Total value of shares issued	118	182	219
Issue of scrip shares in lieu of cash dividends (note 13)	(51)	(77)	(167)
Shares allotted to the Employee Benefit Trust (v)	(56)	(63)	-
Net proceeds from issue of shares	11	42	52

(v)

During the year, shares were allotted to the Employee Benefit Trust to satisfy the vesting and release of awards under the 2014 Performance Share Plan to qualifying employees. An increase in nominal Share Capital and Share Premium of €56 million (2017: €63 million) arose on the allotment to the Employee Benefit Trust.

Share premium	2018 €m	2017 €m
At 1 January	6,417	6,237
Premium arising on shares issued	117	180
At 31 December	6,534	6,417